Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transactions [Line Items]
Advance received	$ 788,026	$ (30,389)	$ (5,730)
Related Party [Member]
Related Party Transactions [Line Items]
Repaid amount		30,389	5,730
Advance received	$ 788,026